EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
EQUITY

NOTE 4 – EQUITY:

Private placement:

a.	In December 2019, the Company allocated in a private issuance, a total of 379,269 units at a purchase price of USD $8.712 per unit. Each unit was comprised of two shares of common stock par value US$0.001 per share, one Warrant A (defined below) and two Warrants B (defined below). The immediate proceeds (gross) from the issuance of the units amounted to approximately USD 3.3 million.

Each Warrant A was exercisable into one share of common stock of the Company at an exercise price of USD 5.355 per share during the 12 month period following the allocation. Each Warrant B is exercisable into one share of common stock of the Company at an exercise price of USD 8.037 per share during the 18 month period following the allocation.

In addition, Shrem Zilberman Group Ltd. (the “Consultant”) was entitled to receive the amount representing 3% of any exercise price of each Warrant A or Warrant B that may be exercised in the future. In the event the total proceeds received as a result of exercise of Warrants will be less than $2 million at the time of their expiration, the Consultant will be required to invest $250,000 in the Company in return for shares of common stock of Company.

During 2020, 332,551 Warrants A were exercised. 46,718 unexercised Warrants A expired on December 30, 2020.

During the second quarter of 2021, 185,271 Warrants B were exercised. 573,256 unexercised Warrants B expired on June 30, 2021.

b.	On March 3, 2020, the Company issued in a private issuance a total of 108,880 units at a purchase price of USD 8.712 per unit.

Each unit was comprised of two shares of common stock par value US$0.001 per share, one Warrant A (defined below) and two Warrants B (defined below).

Each Warrant A was exercisable into one share of common stock of the Company at an exercise price of USD 5.355 per share during the 12 month period following the allocation.

Each Warrant B is exercisable into one share of common stock of the Company at an exercise price of USD 8.037 per share during the 18 month period following the allocation.

The gross proceeds from the issuance of all securities offered amounted to approximately USD 948 thousands. After deducting issuance costs, the Company received proceeds of approximately USD 909 thousand.

During 2021, all Warrants A were exercised.

c.	On May 18, 2020, the Company allocated in a private issuance a total of 229,569 units at a purchase price of USD 8.712 per unit.

Each unit was comprised of two shares of common stock par value US$0.001 per share, one Warrant A (defined below) and two Warrants B (defined below).

Each Warrant A is exercisable into one share of common stock of the Company at an exercise price of USD 5.355 per share during the 18 month period following the allocation.

Each Warrant B is exercisable into one share of common stock of the Company at an exercise price of USD 8.037 per share during the 24 month period following the allocation.

SCOUTCAM INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

The gross proceeds from the issuance of all securities offered amounted to approximately USD 2 million. After deducting issuance costs, the Company received proceeds of approximately USD 1.9 million.

During February 2021, 37,349 Warrants A were exercised.

d.

On June 23, 2020, (the “Conversion Date”), the Company entered into and consummated a Side Letter Agreement with Medigus, whereby the parties agreed to convert, at a conversion price of $4.356, an outstanding line of credit previously extended by Medigus to the ScoutCam, which as of the Conversion Date was $381,136, into (a) 87,497 shares of the Company’s common stock, (b) warrants to purchase 43,749 shares of common stock with an exercise price of $5.355 (Warrant A), and (c) warrants to purchase 87,497 shares of common stock with an exercise price of $8.037 (Warrant B). As the conversion price represented the same unit price as in the March 2020 and May 2020 private placements, no finance expenses have been recorded in statement of operations as a result of the conversion.

Each Warrant A is exercisable into one share of common stock of the Company at an exercise price of USD 5.355 per share during the 12 months period following the allocation.

Each Warrant B is exercisable into one share of common stock of the Company at an exercise price of USD 8.037 per share during the 18 months period following the allocation.

During June 2021, all Warrants A were exercised.

e.

On March 22, 2021, the Company undertook to issue to certain investors (the “Investors”) 2,469,156 units (the “Units”) in exchange for an aggregate purchase price of $20 million. Each Unit consists of (i) one share of the Company’s common stock and (ii) one warrant to purchase one share of common stock with an exercise price of USD 10.35 per share (the “Warrant March 2021” and the “Exercise Price”). Each Warrant is exercisable until the close of business on March 31, 2026.

Pursuant to the terms of the Warrant March 2021, following April 1, 2024, if the closing price of the common stock equals or exceeds 135% of the Exercise Price (subject to appropriate adjustments for stock splits, stock dividends, stock combinations and other similar transactions after the issue date of the Warrants) for any thirty (30) consecutive trading days, the Company may force the exercise of the Warrants, in whole or in part, by delivering to the Investors a notice of forced exercise.

As of June 30, 2021, the Company had the following outstanding warrants to purchase common stock :

Warrant	Issuance Date	Expiration Date	Exercise Price Per Share ($)	Number of Shares of common stock Underlying Warrants

Medigus Warrant	December 30, 2019	December 30, 2022	(*)	298,722
Warrant B	March 3, 2020	September 3, 2021	8.037	217,727
Warrant A	May 18, 2020	November 18, 2021	5.355	192,220
Warrant B	May 18, 2020	May 18, 2022	8.037	459,137
Warrant B	June 23, 2020	December 23, 2021	8.037	87,497
Warrant March 2021	March 29, 2021	March 31, 2026	10.350	2,469,156
				3,724,459

(*)	If ScoutCam achieves an aggregate amount of $33 million in sales within the first three years immediately after the Exchange Agreement, the Company will issue to Medigus 298,722 shares of the Company’s common stock, which represents 10% of the Company’s issued and outstanding share capital as of the Exchange Agreement.

SCOUTCAM INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 4 – EQUITY (continued):

Share-based compensation to employees, directors and service providers:

In February 2020, the Company’s Board of Directors approved the 2020 Share Incentive Plan (the “Plan”). The Plan initially included a pool of 580,890 shares of common stock for grant to Company employees, consultants, directors and other service providers. On March 15, 2020, the Company’s Board of Directors approved an increase to the Company’s option pool pursuant to the Plan by an additional 64,099 shares of Common Stock. On June 22, 2020, the Company’s Board of Directors approved an increase to the Company’s option pool pursuant to the Plan by an additional 401,950 shares of common stock. During the second quarter of 2021, the Company’s Board of Directors approved an increase to the Company’s option pool pursuant to the Plan by an additional 777,778 shares of common stock.

The Plan is designed to enable the Company to grant options to purchase ordinary shares and RSUs under various and different tax regimes including, without limitation: (i) pursuant and subject to Section 102 of the Israeli Tax Ordinance or any provision which may amend or replace it and any regulations, rules, orders or procedures promulgated thereunder and to designate them as either grants made through a trustee or not through a trustee; and (ii) pursuant and subject to Section 3(i) of the Israeli Tax Ordinance.

During the six months ended June 30, 2021, the Company granted 567,687 options pursuant to the Plan.

The fair value of each option was estimated as of the date of grant or reporting period using the Black-Scholes option-pricing model, using the following assumptions:

Six months ended June 30, 2021
Underlying value of ordinary shares ($)	7.65-10.35
Exercise price ($)	2.61-7.20
Expected volatility (%)	45.80%-47.44%
Term of the options (years)	7
Risk-free interest rate	0.78%-1.33%

The cost of the benefit embodied in the options granted during the six months ended June 30, 2021, based on their fair value as at the grant date, is estimated to be approximately $3,784 thousands. These amounts will be recognized in statements of operations over the vesting period.

SCOUTCAM INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 4 – EQUITY (continued):

The following table summarizes stock option activity for the six months ended June 30, 2021:

	For the Six months ended June 30, 2021
	Amount of options	Weighted average exercise price
		$
Outstanding at beginning of period	737,049	2.61
Granted	567,687	4.09
Cancelled	(87,934)	2.61
Outstanding at end of period	1,216,802	3.30

Vested at end of period	349,095	2.61

The following table sets forth the total share-based payment expenses resulting from options granted, included in the statements of operation:

Six months ended June 30, 2021
USD in thousands

Cost of revenues	9
Research and development	165
Sales and marketing	11
General and administrative	450
Total expenses	635

SCOUTCAM INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 9 - EQUITY:

Reverse Recapitalization:

As discussed in note 3, the Recapitalization is accounted for as a reverse recapitalization with ScoutCam Inc. as the legal acquirer and ScoutCam Ltd. as the accounting acquirer. Under the Recapitalization, the USD amount for shares of common stock is based on the nominal value and the shares of common stock issued by ScoutCam Inc. (reflecting the legal structure of ScoutCam Inc. as the legal acquirer) on the Recapitalization Date plus shares of common stock issued by the Company as part of the Recapitalization as described above. Historical stockholders’ equity reflects the accounting acquirer’s share number and USD amount adjusted for the exchange ratio determined in the Recapitalization.

Private placement:

a.	In December 2019, the Company allocated in a private issuance, a total of 379,269 units at a purchase price of USD $8.712 per unit. Each unit was comprised of two shares of common stock par value US$0.001 per share, one Warrant A (defined below) and two Warrants B (defined below). The immediate proceeds (gross) from the issuance of the units amounted to approximately USD 3.3 million.

Each Warrant A was exercisable into one share of common stock of the Company at an exercise price of USD 5.355 per share during the 12 month period following the allocation. Each Warrant B is exercisable into one share of common stock of the Company at an exercise price of USD 8.037 per share during the 18 month period following the allocation.

In addition, Shrem Zilberman Group Ltd. (the “Consultant”) will be entitled to receive the amount representing 3% of any exercise price of each Warrant A or Warrant B that may be exercised in the future. In the event the total proceeds received as a result of exercise of Warrants will be less than $2 million at the time of their expiration, the Consultant will be required to invest $250,000 in the Company in return for shares of common stock of Company.

During 2020, 332,551 Warrants A were exercised. 46,718 unexercised Warrants A expired on December 30, 2020.

During the second quarter of 2021, 185,271 Warrants B were exercised. 573,256 unexercised Warrants B expired on June 30, 2021.

SCOUTCAM INC. (Formerly known as Intellisense Solutions Inc.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 9 – EQUITY (continued):

b.	On March 3, 2020, the Company issued in a private issuance a total of 108,880 units at a purchase price of USD $8.712 per unit.

Each unit was comprised of two shares of common stock par value US$0.001 per share, one Warrant A (defined below) and two Warrants B (defined below).

Each Warrant A was exercisable into one share of common stock of the Company at an exercise price of USD 5.355 per share during the 12 month period following the allocation.

Each Warrant B is exercisable into one share of common stock of the Company at an exercise price of USD 8.037 per share during the 18 month period following the allocation.

The gross proceeds from the issuance of all securities offered amounted to approximately USD 948 thousands. After deducting issuance costs, the Company received proceeds of approximately USD 909 thousand.

During 2021, 108,880 Warrants A were exercised.

c.	On May 18, 2020, the Company allocated in a private issuance a total of 229,569 units at a purchase price of USD $8.712 per unit.

Each unit was comprised of two shares of common stock par value US$0.001 per share, one Warrant A (defined below) and two Warrants B (defined below).

Each Warrant A is exercisable into one share of common stock of the Company at an exercise price of USD 5.355 per share during the 18 month period following the allocation.

Each Warrant B is exercisable into one share of common stock of the Company at an exercise price of USD 8.037 per share during the 24 month period following the allocation.

The gross proceeds from the issuance of all securities offered amounted to approximately USD 2 million. After deducting issuance costs, the Company received proceeds of approximately USD 1.9 million.

During February 2021, 37,349 Warrants A were exercised.

d.

On June 23, 2020, (the “Conversion Date”), the Company entered into and consummated a Side Letter Agreement with Medigus, whereby the parties agreed to convert, at a conversion price of $4.356, an outstanding line of credit previously extended by Medigus to the Subsidiary, which as of the Conversion Date was $381,136, into (a) 87,497 shares of the Company’s common stock, (b) warrants to purchase 43,749 shares of common stock with an exercise price of $5.355 (Warrant A), and (c) warrants to purchase 87,497 shares of common stock with an exercise price of $8.037 (Warrant B). As the conversion price represented the same unit price as in the March 2020 and May 2020 private placements, no finance expenses have been recorded in statement of operations as a result of the conversion.

Each Warrant A is exercisable into one share of common stock of the Company at an exercise price of USD 5.355 per share during the 12 months period following the allocation.

Each Warrant B is exercisable into one share of common stock of the Company at an exercise price of USD 8.037 per share during the 18 months period following the allocation.

SCOUTCAM INC. (Formerly known as Intellisense Solutions Inc.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 9 – EQUITY (continued):

As of December 31, 2020, the Company had the following outstanding warrants to purchase common stock:

Warrant	Issuance Date	Expiration Date	Exercise Price Per Share ($)		Number of Shares of common stock Underlying Warrants

Warrant Medigus	December 30, 2019	December 30, 2022	(*	)	298,722
Warrant B	December 30, 2019	June 30, 2021	8.037		758,527
Warrant A	March 3, 2020	March 3, 2021	5.355		108,880
Warrant B	March 3, 2020	September 3, 2021	8.037		217,727
Warrant A	May 18, 2020	November 18, 2021	5.355		229,569
Warrant B	May 18 2020	May 18, 2022	8.037		459,137
Warrant A	June 23, 2020	June 23, 2021	5.355		43,749
Warrant B	June 23,2020	December 23, 2021	8.037		87,497
					2,203,808

(*)	If ScoutCam. achieves an aggregate amount of $33 million in sales within the first three years immediately after the Exchange Agreement, the Company will issue to Medigus 298,722 shares of the Company’s common stock, which represents 10% of the Company’s issued and outstanding share capital as of the Exchange Agreement.

Stock based compensation:

2020 Equity Incentive Plan

In February 2020, the Company’s Board of Directors approved the 2020 Share Incentive Plan (the “Plan”). The Plan initially included an option pool of 580,890 shares of common stock for grant to Company employees, consultants, directors, and other service providers. On March 15, 2020, the Company’s Board of Directors approved an increase to the Company’s option pool pursuant to the Plan by an additional 64,099 shares of common stock. On June 22, 2020, the Company’s Board of Directors approved an increase to the Company’s option pool pursuant to the Plan by an additional 401,950 shares of common stock.

The Plan is designed to enable the Company to grant options to purchase ordinary shares and RSUs under various and different tax regimes including, without limitation: (i) pursuant and subject to Section 102 of the Israeli Tax Ordinance or any provision which may amend or replace it and any regulations, rules, orders or procedures promulgated thereunder and to designate them as either grants made through a trustee or not through a trustee; and (ii) pursuant and subject to Section 3(i) of the Israeli Tax Ordinance.

On February 12, 2020, the Company granted 485,282 options pursuant to the Plan. Each option is exercisable into one share of common stock of the Company of $0.001 par value at the exercise price of $261.

On March 15, 2020, the Company granted 64,100 options pursuant to the Plan to each of the Company’s then serving directors, excluding Professor Benad Goldwasser. Each option is exercisable into one share of common stock of the Company of $0.001 par value at the exercise price of $261.

On June 22, 2020, the Company granted 171,642 options pursuant to the Plan to Company employees, consultants, directors. Each option is exercisable into one share of common stock of the Company of $0.001 par value at the exercise price of $2.61.

On November 11, 2020, the Company granted 16,025 options pursuant to the Plan to Company director. Each option is exercisable into one share of common stock of the Company of $0.001 par value at the exercise price of $3.15.

Options granted generally have a contractual term of 7 years and vest over a period of 3 up to 4 years.

SCOUTCAM INC. (Formerly known as Intellisense Solutions Inc.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

NOTE 9 – EQUITY (continued):

Stock Option Activity

The following summarizes stock option activity:

	Amount of options	Weighted average exercise price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in thousands)
		$		$ in thousands
Outstanding - December 31, 2019	-	-	-
Granted	737,049	2.61
Outstanding - December 31, 2020	737,049	2.61	6.23	2,446

Options Exercisable - December 31, 2020	215,742	2.61	6.12	718

At December 31, 2020, the aggregate intrinsic value of options granted is calculated as the difference between the exercise price and the closing price on the same date.

The Company estimates the fair value of stock option awards on the grant date using the Black-Scholes option pricing model. The weighted-average grant date fair value per option granted during the years ended December 31, 2020 was $0.27. The fair value of each award is estimated using Black-Scholes option pricing model based on the following assumptions:

Year ended December 31, 2020
Underlying value of ordinary shares ($)	4.014-7.200
Exercise price ($)	2.61-3.15
Expected volatility (%)	43.35%-45.00%
Term of the options (years)	7
Risk-free interest rate (%)	0.54%-1.55%

Volatility is derived from the historical volatility of publicly traded set of peer companies. The risk-free interest rates used in the Black-Scholes calculations are based on the prevailing U.S. Treasury yield as determined by the U.S. Federal Reserve. The Company has not paid dividends does not anticipate paying dividends in the foreseeable future. Accordingly, no dividend yield was assumed for purposes of estimating the fair value of the Company’s share-based compensation. The weighted average expected life of options was estimated individually in respect of each grant.

The unrecognized compensation expense calculated under the fair-value method for stock options expected to vest as of December 31, 2020 is approximately $0.6 million and is expected to be recognized over a weighted-average period of 1.2 years.

SCOUTCAM INC. (Formerly known as Intellisense Solutions Inc.)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS